Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment Information	Segment Information
Basis for Segmentation
The Directors are the Group’s chief operating decision-makers. The Group’s operating segments are determined based on the financial information provided to the Board of Directors periodically for the purposes of allocating resources and assessing performance. The Group has determined each of its Wholly-Owned Programs represents an operating segment and the Group has aggregated each of these operating segments into one reportable segment, the Wholly-Owned Programs segment. Each of the Group’s Controlled Founded Entities represents an operating segment. The Group aggregates each Controlled Founded Entity operating segment into one reportable segment, the Controlled Founded Entities segment. The aggregation is based on the high level of operational and financial similarities of the operating segments. For the Group’s entities that do not meet the definition of an operating segment, the Group presents this information in the Parent Company and Other column in its segment footnote to reconcile the information in this footnote to the Consolidated Financial Statements. Substantially all of the Group’s revenue and profit generating activities are generated within the United States and, accordingly, no geographical disclosures are provided.
Following is the description of the Group's reportable segments:
Wholly-Owned Programs
The Wholly-Owned Programs segment is advancing Wholly-Owned Programs which are focused on treatments for patients with devastating diseases. The Wholly-Owned Programs segment is comprised of the technologies that are wholly-owned and will be advanced through with either the Group's funding or non-dilutive sources of financing. The operational management of the Wholly-Owned Programs segment is conducted by the PureTech Health team, which is responsible for the strategy, business development, and research and development.
Controlled Founded Entities
The Controlled Founded Entities segment is comprised of the Group’s consolidated operational subsidiaries as of December 31, 2024 that either have, or have plans to hire, independent management teams and currently have already raised third-party dilutive capital. These subsidiaries have active research and development programs and have an equity or debt investment partner, who will provide additional industry knowledge and access to networks, as well as additional funding to continue the pursued growth of the entity.
The Group’s entities that were determined not to meet the definition of an operating segment are included in the Parent Company and Other column to reconcile the information in this footnote to the Consolidated Financial Statements. This column captures activities not directly attributable to the Group's operating segments and includes the activities of the Parent, corporate support functions, certain research and development support functions that are not directly attributable to a strategic business segment as well as the elimination of intercompany transactions. This column also captures the operating results for the deconsolidated entities through the date of deconsolidation (e.g. Seaport in 2024, Vedanta in 2023, and Sonde in 2022) and accounting for the Group's holdings in Founded Entities for which control has been lost, which primarily represent: the activity associated with deconsolidating an entity when the Group no longer controls the entity, the gain or loss on the Group's investments accounted for at fair value (e.g. the Group's ownership stakes in Vor, Vedanta, Sonde and Seaport) and the Group's net income or loss of associates accounted for using the equity method.
The term "Founded Entities" refers to entities which the Group incorporated and announced the incorporation as a Founded Entity externally. It includes certain of the Group’s wholly-owned subsidiaries which have been announced by the Group as Founded Entities, Controlled Founded Entities and deconsolidated Founded Entities.
In January 2024, the Group launched two new Founded Entities (Seaport Therapeutics "Seaport" and Gallop Oncology "Gallop") to advance certain programs from the Wholly-Owned Programs segment. The financial results of these programs were included in the Wholly-Owned Programs segment as of and for the year ended December 31, 2023.
Seaport was deconsolidated on October 18, 2024 upon the completion of its Series B preferred share financing. The financial results of Seaport through the date of deconsolidation are included within the Parent Company and Other column as of December 31, 2024. It is impracticable for the Group to recast its segment results for the years ended December 31, 2023 and 2022 as the cost to develop the information would be excessive. However, as Seaport is a pre-commercial, clinical-stage biopharmaceutical company, it primarily performs research and development activities. Seaport incurred direct research and development expenses of $8,843 for the year ended December 31, 2023, which are included in the Wholly-Owned Program segment. Seaport incurred direct research and development expenses of $5,061 for the year ended December 31, 2024, prior to its deconsolidation from the Group’s Consolidated Financial Statements.
As of December 31, 2024, Alivio was dormant and did not meet the definition of operating segment. Therefore, the financial results of Alivio were removed from the Wholly-Owned Programs segment and are included in the Parent Company and Other column. The corresponding information for 2023 and 2022 has been restated to include Alivio in the Parent Company and Other column so that the segment disclosures are presented on a comparable basis.
The Group’s Board of Directors reviews segment performance and allocates resources based upon revenue, operating loss as well as the funds available for each segment. The Board of Directors does not review any other information for purposes of assessing segment performance or allocating resources.

	2024
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company and Other $	Consolidated $
Contract revenue	—	—	4,315	4,315
Grant revenue	513	—	—	513
Total revenue	513	—	4,315	4,828
General and administrative expenses	(8,888)	(173)	(62,408)	(71,469)
Research and development expenses	(56,849)	(672)	(11,933)	(69,454)
Total operating expense	(65,737)	(845)	(74,341)	(140,923)
Operating income/(loss)	(65,224)	(845)	(70,026)	(136,095)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation of subsidiary				151,808
Gain/(loss) on investment held at fair value				(2,398)
Realized gain on sale of investments				151
Gain/(loss) on investment in notes from associates				13,131
Other income/(expense)				961
Total other income/(expense)				163,652
Net finance income/(costs)				4,773
Share of net income/(loss) of associates accounted for using the equity method				(8,754)
Gain on dilution of ownership interest in associate				199
Income/(loss) before taxes				23,774
	As of December 31, 2024
Available Funds
Cash and cash equivalents	9,062	432	271,148	280,641
Short-term Investments	—	—	86,666	86,666
Consolidated cash, cash equivalents and short-term investments	9,062	432	357,814	367,307

	2023
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company and Other $	Consolidated $
Contract revenue	—	750	—	750
Grant revenue	270	—	2,310	2,580
Total revenue	270	750	2,310	3,330
General and administrative expenses	(13,203)	(562)	(39,530)	(53,295)
Research and development expenses	(87,069)	(672)	(8,494)	(96,235)
Total Operating expenses	(100,272)	(1,233)	(48,024)	(149,530)
Operating income/(loss)	(100,002)	(483)	(45,714)	(146,199)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation				61,787
Gain/(loss) on investment held at fair value				77,945
Realized loss on sale of investments				(122)
Gain/(loss) on investment in notes from associates				(27,630)
Other income/(expense)				(908)
Total other income/(expense)				111,072
Net finance income/(costs)				5,078
Share of net income/(loss) of associate accounted for using the equity method				(6,055)
Income/(loss) before taxes				(36,103)
	As of December 31, 2023
Available Funds
Cash and cash equivalents	1,895	675	188,511	191,081
Short-term Investments	—	—	136,062	136,062
Consolidated cash, cash equivalents and short-term investments	1,895	675	324,573	327,143

	For the year ended December 31, 2022
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company & Other $	Consolidated $
Contract revenue	—	1,500	590	2,090
Grant revenue	521	—	13,007	13,528
Total revenue	521	1,500	13,597	15,618
General and administrative expenses	(7,737)	(419)	(52,835)	(60,991)
Research and development expenses	(109,201)	(1,051)	(42,182)	(152,433)
Total operating expense	(116,938)	(1,470)	(95,018)	(213,425)
Operating income/(loss)	(116,417)	30	(81,420)	(197,807)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation				27,251
Gain/(loss) on investment held at fair value				(32,060)
Realized loss on sale of investments				(29,303)
Other income/(expense)				8,131
Total other income/(expense)				(25,981)
Net finance income/(costs)				138,924
Share of net income/(loss) of associate accounted for using the equity method				(27,749)
Gain on dilution of ownership interest in associate				28,220
Impairment of investment in associate				(8,390)
Income/(loss) before taxes				(92,783)